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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                         Pioneer Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments 3/31/14 (unaudited)

 Shares

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 COMMON STOCKS - 0.1%

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 200

 SHELL *

 $

 690,400

 Total Commercial Services & Supplies

 $

 690,400

 TOTAL COMMON STOCKS

 (Cost $640,000)

 $

 690,400

 Principal Amount ($)

 MUNICIPAL BONDS - 86.9%

 Alabama - 0.2%

 1,500,000

 NR/NR

 Sylacauga Health Care Authority, 6.0%, 8/1/35

 $

 1,454,265

 Arizona - 2.4%

 5,145,000

 AA-/NR

 Arizona Health Facilities Authority, 5.5%, 1/1/38

 $

 5,451,385

 10,000,000

 AA/Aa3

 City of Phoenix Civic Improvement Corp., 7/1/43

 11,910,800

 1,000,000

 A/Aa3

 Maricopa County Pollution Control Corp., 5.0%, 6/1/35

 1,049,100

 500,000

 BB+/NR

 The Industrial Development Authority of the County of Pima, 6.1%, 6/1/45

 478,500

 19,000

 NR/NR

 The Industrial Development Authority of the County of Pima, 6.75%, 7/1/31

 19,006

 $

 18,908,791

 California - 9.9%

 10,000,000

 AA-/A3

 Alameda Corridor Transportation Authority, 0.0%, 10/1/31

 $

 4,257,100

 410,000

 AA/A2

 Anaheim Public Financing Authority, 0.0%, 9/1/22

 308,279

 12,595,000

 AA/A2

 Anaheim Public Financing Authority, 0.0%, 9/1/36

 3,643,859

 3,515,000

 CCC/NR

 California County Tobacco Securitization Agency, 0.0%, 6/1/33 (e)

 799,065

 2,000,000

 A/A3

 California Health Facilities Financing Authority, 5.625%, 7/1/32

 2,050,920

 4,000,000

 BBB/Baa1

 California Municipal Finance Authority, 5.25%, 2/1/37

 4,028,960

 4,875,000

 NR/Baa2

 California Statewide Communities Development Authority, 5.0%, 5/15/30

 4,908,832

 6,455,000

 BBB+/Baa2

 California Statewide Communities Development Authority, 5.0%, 8/15/47

 6,450,417

 4,000,000

 NR/Baa1

 California Statewide Communities Development Authority, 5.375%, 12/1/37

 4,065,440

 10,000,000

 AA-/A1

 California Statewide Communities Development Authority, 5.75%, 7/1/47

 11,193,000

 4,000,000

 A/NR

 California Statewide Communities Development Authority, 5.75%, 8/15/38

 4,353,480

 1,000,000

 NR/A1

 Franklin-Mckinley School District, 6.0%, 7/1/16

 1,119,290

 2,100,000

 BB+/WR

 Fresno Joint Powers Financing Authority, 4.75%, 9/1/28

 1,941,576

 15,000,000

 B-/B3

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 11,060,100

 3,000,000

 A-/Baa2

 Long Beach Bond Finance Authority, 5.5%, 11/15/37

 3,419,250

 2,180,000

 AA-/Baa1

 Pomona Unified School District, 6.55%, 8/1/29

 2,700,017

 3,000,000

 A-/NR

 Rialto Redevelopment Agency, 6.25%, 9/1/37

 3,139,410

 1,500,000

 AA/Aa1

 San Jose Evergreen Community College District, 5.0%, 8/1/41

 1,596,585

 1,500,000

 A/NR

 Santa Cruz County Redevelopment Agency, 6.625%, 9/1/29

 1,707,210

 1,405,000

 AA-/Aa3

 Santa Maria Joint Union High School District, 0.0%, 8/1/27

 755,511

 3,750,000

 BB+/B2

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 2,846,962

 1,125,000

 B+/B2

 Tobacco Securitization Authority of Southern California, 5.125%, 6/1/46

 829,598

 $

 77,174,861

 Colorado - 3.3%

 2,750,000

 5.25

 AA-/Aa3

 Colorado Health Facilities Authority, Floating Rate Note, 11/15/35

 $

 2,892,395

 12,500,000

 A-/Baa2

 Public Authority for Colorado Energy, 6.5%, 11/15/38

 15,761,251

 2,500,000

 NR/Baa3

 Regional Transportation District, 6.0%, 1/15/26

 2,733,275

 1,250,000

 NR/Baa3

 Regional Transportation District, 6.0%, 1/15/34

 1,322,150

 1,000,000

 NR/Baa3

 Regional Transportation District, 6.0%, 1/15/41

 1,054,960

 2,000,000

 NR/Baa3

 Regional Transportation District, 6.5%, 1/15/30

 2,204,160

 $

 25,968,191

 Connecticut - 0.3%

 2,470,000

 B/NR

 Mohegan Tribe of Indians of Connecticut, 6.25%, 1/1/31

 $

 2,470,519

 Delaware - 0.7%

 5,000,000

 NR/Baa3

 Delaware State Economic Development Authority, 5.375%, 10/1/45

 $

 5,053,250

 District of Columbia - 2.3%

 10,000,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 9,915,300

 7,950,000

 NR/A1

 District of Columbia, 4.25%, 6/1/37

 7,777,485

 $

 17,692,785

 Florida - 3.1%

 7,500,000

 NR/Baa1

 City of Tallahassee Florida, 6.375%, 12/1/30

 $

 7,525,500

 445,000

 NR/NR

 County of Madison Florida, 6.0%, 7/1/25

 383,568

 5,000,000

 A/A2

 County of Miami-Dade Florida Aviation Revenue, 5.5%, 10/1/41

 5,372,100

 3,000,000

 NR/Baa1

 Escambia County Health Facilities Authority, 6.0%, 8/15/36

 3,198,810

 1,390,000

 NR/NR

 Florida Development Finance Corp., 6.0%, 9/15/30

 1,371,388

 765,000

 BB/NR

 Lee County Industrial Development Authority Florida, 4.75%, 6/15/14

 767,570

 2,000,000

 BB/NR

 Lee County Industrial Development Authority Florida, 5.375%, 6/15/37

 1,951,920

 3,400,000

 NR/NR

 St. Johns County Industrial Development Authority, 6.0%, 8/1/45

 3,576,698

 $

 24,147,554

 Georgia - 1.2%

 5,750,000

 A/Baa1

 Burke County Development Authority, 7.0%, 1/1/23

 $

 6,674,888

 2,750,000

 AA/Aa2

 Private Colleges & Universities Authority, 5.0%, 10/1/43

 2,992,798

 $

 9,667,686

 Illinois - 3.2%

 1,000,000

 A-/Baa1

 Illinois Finance Authority, 5.25%, 5/1/40

 $

 1,021,870

 4,000,000

 BBB-/NR

 Illinois Finance Authority, 5.5%, 8/15/30

 4,102,680

 1,600,000

 AA/A3

 Illinois Finance Authority, 6.0%, 8/15/25

 1,641,456

 1,000,000

 NR/NR

 Illinois Finance Authority, 6.125%, 5/15/27

 1,011,950

 5,000,000

 NR/Baa3

 Illinois Finance Authority, 6.5%, 4/1/39

 5,143,900

 20,000,000

 AAA/Baa1

 Metropolitan Pier & Exposition Authority, 0.0%, 6/15/39

 5,157,200

 5,000,000

 AA+/#Aaa

 Metropolitan Pier & Exposition Authority, 7.0%, 7/1/26 (Pre-Refunded)

 6,701,600

 $

 24,780,656

 Indiana - 2.2%

 2,000,000

 AA/Aa2

 Indiana Bond Bank, 5.5%, 2/1/29

 $

 2,233,060

 2,000,000

 BB-/B1

 Indiana Finance Authority, 6.0%, 12/1/26

 2,063,120

 5,000,000

 AA-/Aa3

 Indiana Health & Educational Facilities Financing Authority, 4.75%, 2/15/34

 5,039,800

 7,000,000

 AA-/Aa3

 Indiana Health & Educational Facilities Financing Authority, 5.0%, 2/15/39

 7,080,640

 440,000

 A/Aa1

 Indianapolis Local Public Improvement Bond Bank, 6.0%, 1/10/20

 495,801

 $

 16,912,421

 Louisiana - 2.3%

 6,000,000

 BB+/Ba1

 Jefferson Parish Hospital Service District No. 2, 6.375%, 7/1/41

 $

 6,409,500

 615,000

 BBB+/Baa1

 Louisiana Local Government Environmental Facilities & Community Development Authority, 5.25%, 12/1/18

 618,032

 10,000,000

 NR/Baa1

 Louisiana Public Facilities Authority, 5.5%, 5/15/47

 10,149,900

 400,000

 A-/A3

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 439,524

 500,000

 AA/A2

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 554,475

 $

 18,171,431

 Maine - 1.1%

 4,500,000

 NR/Ba1

 Maine Health & Higher Educational Facilities Authority, 6.75%, 7/1/36

 $

 4,854,375

 3,040,000

 NR/Ba1

 Maine Health & Higher Educational Facilities Authority, 6.95%, 7/1/41

 3,293,870

 $

 8,148,245

 Maryland - 2.2%

 3,000,000

 BB+/Ba2

 County of Frederick Maryland, 5.625%, 9/1/38

 $

 2,724,840

 900,000

 NR/NR

 Maryland Economic Development Corp., 5.0%, 12/1/16

 449,739

 400,000

 NR/NR

 Maryland Economic Development Corp., 5.0%, 12/1/16

 199,884

 1,000,000

 NR/NR

 Maryland Economic Development Corp., 5.0%, 12/1/31

 499,710

 2,000,000

 A/A2

 Maryland Economic Development Corp., 6.2%, 9/1/22

 2,341,560

 6,250,000

 AA+/Aa2

 Maryland Health & Higher Educational Facilities Authority, 5.0%, 11/15/51

 6,486,188

 4,400,000

 NR/Baa3

 Maryland Health & Higher Educational Facilities Authority, 5.75%, 7/1/38

 4,337,300

 $

 17,039,221

 Massachusetts - 13.1%

 2,000,000

 NR/A2

 Massachusetts Development Finance Agency, 4.0%, 10/1/35

 $

 1,921,800

 2,500,000

 A+/Aa3

 Massachusetts Development Finance Agency, 4.0%, 9/1/49

 2,255,425

 1,000,000

 A-/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/21

 1,159,070

 1,000,000

 A-/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/22

 1,142,810

 1,000,000

 A-/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/30

 1,048,390

 4,000,000

 A/A1

 Massachusetts Development Finance Agency, 5.0%, 10/1/48

 4,204,760

 450,000

 NR/A2

 Massachusetts Development Finance Agency, 5.0%, 3/1/39

 478,562

 1,585,000

 AA+/Aa1

 Massachusetts Development Finance Agency, 5.0%, 6/1/25

 1,800,782

 4,200,000

 AA+/Aa1

 Massachusetts Development Finance Agency, 5.0%, 7/1/43

 4,589,760

 4,000,000

 BBB+/NR

 Massachusetts Development Finance Agency, 5.0%, 7/1/44

 3,896,240

 1,250,000

 A+/A1

 Massachusetts Development Finance Agency, 5.0%, 9/1/50

 1,304,025

 1,000,000

 BBB+/Ba1

 Massachusetts Development Finance Agency, 5.125%, 7/1/26

 1,026,720

 125,000

 NR/Baa2

 Massachusetts Development Finance Agency, 5.15%, 10/1/14

 126,505

 1,680,000

 BBB/NR

 Massachusetts Development Finance Agency, 5.25%, 10/1/29

 1,715,482

 3,320,000

 BBB/NR

 Massachusetts Development Finance Agency, 5.25%, 10/1/37

 3,350,577

 1,980,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,116,125

 500,000

 BBB-/NR

 Massachusetts Development Finance Agency, 5.5%, 1/1/35

 488,470

 1,100,000

 NR/Baa2

 Massachusetts Development Finance Agency, 5.625%, 10/1/24

 1,108,976

 400,000

 BBB-/Baa3

 Massachusetts Development Finance Agency, 5.625%, 7/15/36

 415,348

 1,000,000

 NR/Baa2

 Massachusetts Development Finance Agency, 5.7%, 10/1/34

 1,005,280

 6,185,000

 A/NR

 Massachusetts Development Finance Agency, 5.75%, 1/1/42

 7,197,670

 500,000

 BBB-/Baa3

 Massachusetts Development Finance Agency, 5.75%, 7/15/43

 521,885

 2,400,000

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 10/15/17

 2,591,304

 1,000,000

 BBB/NR

 Massachusetts Development Finance Agency, 6.75%, 1/1/36

 1,149,080

 1,000,000

 BBB/NR

 Massachusetts Development Finance Agency, 7.0%, 7/1/42

 1,103,300

 2,000,000

 NR/A2

 Massachusetts Health & Educational Facilities Authority, 4.125%, 10/1/37

 1,917,120

 4,500,000

 BB/NR

 Massachusetts Health & Educational Facilities Authority, 4.625%, 8/15/28

 4,099,545

 3,750,000

 BBB+/Baa1

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/1/38

 3,813,900

 2,335,000

 BBB-/Baa3

 Massachusetts Health & Educational Facilities Authority, 5.375%, 7/1/35

 2,397,695

 12,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 15,519,960

 1,000,000

 AA-/Aa3

 Massachusetts Port Authority, 5.0%, 7/1/32

 1,094,620

 1,000,000

 AA-/Aa3

 Massachusetts Port Authority, 5.0%, 7/1/33

 1,090,160

 7,000,000

 AA+/Aa2

 Massachusetts School Building Authority, 5.0%, 8/15/29

 7,907,760

 3,975,000

 AA/Aa2

 Massachusetts State College Building Authority, 5.0%, 5/1/28

 4,519,376

 2,420,000

 AA+/Aa1

 Massachusetts Water Resources Authority, 5.25%, 8/1/36

 2,879,824

 2,000,000

 AAA/NR

 Town of Chatham Massachusetts, 3.5%, 6/15/37

 1,863,720

 4,500,000

 AA+/NR

 Town of Wilmington Massachusetts, 4.0%, 3/15/37

 4,453,245

 2,500,000

 AA-/Aa2

 University of Massachusetts Building Authority, 5.0%, 11/1/39

 2,706,475

 $

 101,981,746

 Michigan - 1.5%

 1,500,000

 BB-/NR

 John Tolfree Health System Corp., 6.0%, 9/15/23

 $

 1,489,815

 3,235,000

 NR/NR

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 3,049,537

 2,000,000

 NR/NR

 Michigan State Hospital Finance Authority, 5.25%, 11/15/25

 1,930,720

 1,000,000

 NR/NR

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 908,340

 4,850,000

 AA-/Aa2

 Wayne State University, 4.0%, 11/15/44

 4,267,321

 $

 11,645,733

 Mississippi - 0.4%

 2,750,000

 BBB/Baa3

 County of Warren Mississippi, 5.8%, 5/1/34

 $

 2,920,252

 Missouri - 0.9%

 5,795,000

 AA-/Aa3

 Health & Educational Facilities Authority of the State of Missouri, 4.0%, 11/15/42

 $

 5,151,639

 2,000,000

 A/NR

 Missouri Development Finance Board, 5.25%, 11/1/42

 2,114,060

 75,000

 NR/Aaa

 Missouri State Environmental Improvement & Energy Resources Authority, 5.125%, 1/1/20

 75,301

 $

 7,341,000

 New Hampshire - 1.3%

 1,500,000

 NR/A2

 New Hampshire Health and Education Facilities Authority Act, 4.0%, 10/1/33

 $

 1,399,620

 5,000,000

 A-/NR

 New Hampshire Health and Education Facilities Authority Act, 5.0%, 10/1/32

 5,132,200

 3,750,000

 A-/NR

 New Hampshire Health and Education Facilities Authority Act, 5.0%, 10/1/37

 3,818,588

 $

 10,350,408

 New Jersey - 1.5%

 475,000

 NR/NR

 New Jersey Economic Development Authority, 5.3%, 11/1/26

 $

 407,436

 450,000

 NR/NR

 New Jersey Economic Development Authority, 5.375%, 11/1/36

 345,046

 3,000,000

 AAA/Aaa

 New Jersey Educational Facilities Authority, 5.0%, 7/1/39

 3,310,050

 5,115,000

 BBB-/Baa3

 New Jersey Health Care Facilities Financing Authority, 5.25%, 7/1/30

 5,172,390

 2,000,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 2,178,240

 $

 11,413,162

 New Mexico - 0.1%

 1,000,000

 A/NR

 County of Dona Ana New Mexico, 5.25%, 12/1/25

 $

 1,009,070

 New York - 2.8%

 2,500,000

 A/A3

 Albany Industrial Development Agency, 5.25%, 11/15/32

 $

 2,608,575

 6,000,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 6,515,700

 5,515,000

 AA-/Baa1

 New York State Dormitory Authority, 5.25%, 7/1/24

 6,124,077

 1,000,000

 BBB-/Baa3

 Port Authority of New York & New Jersey, 6.0%, 12/1/36

 1,095,140

 3,400,000

 BBB-/Baa3

 Port Authority of New York & New Jersey, 6.0%, 12/1/42

 3,717,288

 1,500,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 6.125%, 6/1/94

 1,715,460

 $

 21,776,240

 North Carolina - 0.8%

 2,250,000

 A+/A1

 North Carolina Medical Care Commission, 4.0%, 11/1/46

 $

 2,004,300

 5,000,000

 A+/A1

 North Carolina Medical Care Commission, 4.0%, 12/1/45

 4,433,600

 $

 6,437,900

 North Dakota - 0.7%

 5,000,000

 A-/Baa1

 County of McLean North Dakota, 5.15%, 7/1/40

 $

 5,142,100

 Ohio - 4.7%

 10,000,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 8,026,800

 6,000,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 5,216,820

 2,000,000

 AAA/Aaa

 City of Cincinnati Ohio Water System Revenue, 5.0%, 12/1/36

 2,166,520

 2,250,000

 AAA/Aaa

 City of Cincinnati Ohio Water System Revenue, 5.0%, 12/1/37

 2,435,782

 1,500,000

 NR/NR

 County of Cuyahoga Ohio, 6.0%, 5/15/37

 1,501,140

 1,500,000

 NR/NR

 County of Cuyahoga Ohio, 6.0%, 5/15/42

 1,489,800

 5,000,000

 NR/A3

 County of Lake Ohio, 6.0%, 8/15/43

 5,296,400

 10,000,000

 AA/A2

 JobsOhio Beverage System, 5.0%, 1/1/38

 10,520,200

 $

 36,653,462

 Oklahoma - 0.7%

 5,165,000

 AA-/Baa1

 McGee Creek Authority, 6.0%, 1/1/23

 $

 5,800,140

 Oregon - 0.8%

 3,000,000

 NR/Aa1

 Deschutes & Jefferson Counties School District No 2J Redmond Oregon, 3.0%, 6/15/32

 $

 2,675,790

 2,000,000

 AA+/NR

 Multnomah County School District No 40, 0.0%, 6/15/30

 973,920

 2,000,000

 AA+/NR

 Multnomah County School District No 40, 0.0%, 6/15/31

 891,460

 1,715,000

 AA+/NR

 Multnomah County School District No 40, 0.0%, 6/15/32

 720,334

 1,000,000

 A+/A1

 Oregon Health & Science University, 4.0%, 7/1/31

 1,013,300

 $

 6,274,804

 Pennsylvania - 4.0%

 1,500,000

 NR/WR

 Allentown Area Hospital Authority, 6.0%, 11/15/16 (Pre-Refunded)

 $

 1,584,285

 5,000,000

 AA-/Baa1

 Lehigh County Industrial Development Authority, 4.75%, 2/15/27

 5,034,700

 1,000,000

 BBB/NR

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/24

 1,020,920

 1,000,000

 BBB/NR

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/30

 1,006,250

 1,000,000

 BBB-/Baa3

 Pennsylvania Higher Educational Facilities Authority, 5.0%, 7/1/42

 940,910

 1,000,000

 BB+/Baa3

 Pennsylvania Higher Educational Facilities Authority, 6.0%, 7/1/43

 1,008,690

 11,500,000

 0.82

 BBB+/NR

 Pennsylvania Higher Educational Facilities Authority, Floating Rate Note, 7/1/39

 8,043,905

 5,000,000

 A-/A3

 Pennsylvania Turnpike Commission, 5.3%, 12/1/41

 5,263,900

 1,000,000

 BB-/NR

 Philadelphia Authority for Industrial Development, 6.75%, 6/15/43 (144A)

 1,005,890

 2,000,000

 AA/Aa2

 Philadelphia Hospitals & Higher Education Facilities Authority, 4.5%, 7/1/37

 2,023,400

 5,000,000

 BB+/Ba2

 Philadelphia Hospitals & Higher Education Facilities Authority, 5.0%, 7/1/34

 4,318,000

 $

 31,250,850

 Rhode Island - 0.7%

 5,200,000

 BB/Ba1

 Tobacco Settlement Financing Corp. Rhode Island, 6.25%, 6/1/42

 $

 5,083,624

 South Carolina - 1.2%

 8,265,000

 AA-/A1

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 8,567,168

 500,000

 AA+/Aaa

 State of South Carolina, 5.0%, 4/1/20

 593,825

 $

 9,160,993

 South Dakota - 0.0%

 65,000

 NR/Aaa

 South Dakota Conservancy District, 5.625%, 8/1/17 (Pre-Refunded)

 $

 65,289

 Texas - 6.9%

 7,100,000

 BBB-/Baa2

 Central Texas Regional Mobility Authority, 0.0%, 1/1/25

 $

 4,140,507

 3,000,000

 BBB-/Baa2

 Central Texas Regional Mobility Authority, 0.0%, 1/1/26

 1,629,960

 3,000,000

 BBB-/Baa2

 Central Texas Regional Mobility Authority, 0.0%, 1/1/27

 1,537,890

 2,500,000

 BB+/Baa3

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 2,770,425

 8,285,000

 AA+/Aa2

 Dallas Area Rapid Transit, 5.25%, 12/1/29

 10,044,071

 10,000,000

 BBB+/A3

 Dallas County Utility & Reclamation District, 5.375%, 2/15/29

 10,751,500

 580,000

 AA-/NR

 Eagle Mountain & Saginaw Independent School District, 3.375%, 8/15/32

 531,373

 1,000,000

 NR/Baa3

 Harris County Cultural Education Facilities Finance Corp., 5.0%, 6/1/28

 1,025,820

 500,000

 NR/Baa3

 Harris County Cultural Education Facilities Finance Corp., 5.0%, 6/1/33

 500,695

 390,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 430,618

 2,000,000

 A-/A2

 North Texas Tollway Authority, 5.0%, 1/1/38

 2,084,620

 4,000,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 4,061,800

 10,410,000

 NR/Baa3

 Texas Private Activity Bond Surface Transportation Corp., 7.0%, 6/30/40

 11,805,877

 2,255,000

 BBB/NR

 Texas State Public Finance Authority Charter School Finance Corp., 6.2%, 2/15/40

 2,453,192

 $

 53,768,348

 Utah - 0.1%

 500,000

 BBB-/NR

 Utah State Charter School Finance Authority, 5.75%, 7/15/20

 $

 533,020

 Vermont - 0.2%

 1,295,000

 BBB-/Baa

 Vermont Educational & Health Buildings Financing Agency, 5.0%, 7/1/24

 $

 1,295,130

 Virginia - 4.0%

 13,990,000

 B-/B3

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 $

 9,693,111

 4,000,000

 AAA/Aaa

 University of Virginia, 5.0%, 6/1/37

 4,463,520

 5,000,000

 AAA/Aaa

 University of Virginia, 5.0%, 6/1/43

 5,521,650

 3,650,000

 AAA/Aaa

 Virginia Housing Development Authority, 3.125%, 1/1/37

 3,054,831

 7,500,000

 BBB+/Baa1

 Washington County Industrial Development Authority Virginia, 7.75%, 7/1/38

 8,621,100

 $

 31,354,212

 Washington - 5.5%

 10,000,000

 AA/NR

 FYI Properties, 5.5%, 6/1/39

 $

 10,722,300

 10,000,000

 AAA/NR

 King County Housing Authority, 5.5%, 5/1/38

 10,596,400

 3,000,000

 A/A2

 King County Public Hospital District No. 1, 5.25%, 12/1/37

 3,114,450

 1,500,000

 A/A1

 Public Utility District No. 1 of Franklin County, 5.0%, 9/1/38

 1,561,680

 5,600,000

 AA+/Aaa

 University of Washington, 5.0%, 6/1/37

 6,003,816

 1,000,000

 AA/Aa2

 Washington Health Care Facilities Authority, 4.25%, 10/1/37

 954,190

 5,000,000

 AA/Aa2

 Washington Health Care Facilities Authority, 5.25%, 10/1/33

 5,483,450

 2,400,000

 BBB/Baa2

 Washington Health Care Facilities Authority, 6.125%, 8/15/37

 2,496,240

 1,635,000

 NR/NR

 Washington State Housing Finance Commission, 5.25%, 1/1/17

 1,627,430

 $

 42,559,956

 Wisconsin - 0.6%

 1,430,000

 NR/A1

 Adams-Friendship Area School District, 6.5%, 4/1/16

 $

 1,589,731

 3,000,000

 A+/NR

 Wisconsin Health & Educational Facilities Authority, 5.125%, 8/15/35

 3,117,870

 $

 4,707,601

 TOTAL MUNICIPAL BONDS

 (Cost $652,627,194)

 $

 676,114,916

 TOTAL INVESTMENT IN SECURITIES - 87.0%

 (Cost $653,267,194) (a)

 $

 676,805,316

 OTHER ASSETS & LIABILITIES - 13.0%

 $

 100,746,356

 TOTAL NET ASSETS - 100.0%

 $

 777,551,672

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2014, the value of these securities amounted to $1,005,890 or 0.1% of total net assets.

 (a)

 At  March 31, 2014, the net unrealized depreciation on investments based on cost for federal income tax purposes of $655,227,695 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           47,874,881

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (24,336,759)

 Net unrealized depreciation

 $

           23,538,122

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security is in default and is non-income producing.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stock

$
-

$
690,400

$
-

$
690,400

 Municipal Bonds

-

676,114,916

-

676,114,916

 Total

$
-

$
676,805,316

$
-

$
676,805,316

 During the year ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer Series Trust II By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date May 30, 2014 * Print the name and title of each signing officer under his or her signature.